Reinsurance (Tables)	12 Months Ended
Dec. 31, 2022
Reinsurance Disclosures [Abstract]
Schedule of effect of reinsurance on premiums
The effect of reinsurance on premiums for traditional long-duration products was as follows:

	Years Ended December 31,
	2022	2021	2020
	(in millions)
Direct premiums	$530	$490	$565
Reinsurance ceded	(224)	(1,361)	(224)
Net premiums	$306	$(871)	$341